Exhibit 99
Capital Auto Receivables Asset Trust 2007-2
September-2007
Distribution Date:                    10/15/2007

Original Inputs

Total Pool Balance	$3,350,089,106.02

Class A-PT	$1,500,000,000.00
Class A-PT Notes Rate	One Month LIBOR + 0.28%

Class A-1a Notes Balance	$250,000,000.00
Class A-1a Notes Rate	5.60493%

Class A-1b Notes Balance	$40,000,000.00
Class A-1b Notes Rate	One Month LIBOR + 0.10%

Class A-2a Notes Balance	$100,000,000.00
Class A-2a Notes Rate	5.31%

Class A-2b Notes Balance	$340,000,000.00
Class A-2b Notes Rate	One Month LIBOR + 0.23%

Class A-3 Notes Balance	$380,000,000.00
Class A-3 Notes Rate	One Month LIBOR + 0.30%

Class A-4a Notes Balance	$169,364,000.00
Class A-4a Notes Rate	5.390%

Class A-4b Notes Balance	$60,000,000.00
Class A-4b Notes Rate	One Month LIBOR + 0.40%

Class B Notes Balance	$97,650,000.00
Class B Notes Rate	5.760%

Class C Notes Balance	$45,069,000.00
Class C Notes Rate	6.510%

Class D Notes Balance	$15,023,000.00
Class D Notes Rate	8.300%

Overcollateralization	$7,512,442.41

Reserve Account Deposit	$15,023,092.21

Discount Rate	9.30%

Part I. Collections

Receipts During the Period	$96,135,292.68
Principal on Adminstrative Repurchases	969,214.12
Principal on Warranty Repurchases	—
Liquidation Proceeds (Recoveries)	295,881.21
Scheduled and Simple Payments Advanced	—
Schedule Principal Advanced	—

Total Collections For the Period	$97,400,388.01

Beginning Pool Aggregate Principal Balance	$3,256,684,807.44
Ending Pool Aggregate Principal Balance	$3,170,164,951.76

Scheduled Principal Collection	85,066,439.77

Beginning Aggregate Discounted Principal Balance	$2,925,401,393.26
Ending Aggregate Discounted Principal Balance	$2,852,018,335.62

Part II. Distributions to Noteholders and Certificateholders

Total Collections	$97,400,388.01
Plus: Reserve Account Draw	—
Plus: Net Amount due from Swap Counterparty	1,365,104.31
Less: Total Servicing Fee	2,713,904.01
Less: Net Amount due to Swap Counterparty	—
Less: Monthly Interest Due to Noteholders	13,627,954.89
Less: Principal Due to Noteholders	73,383,057.64
Less: Accumulation Account Deposit	—
Less: Reserve Account Deposit	—

Equals Reserve Fund Excess to be released to CARI	$9,040,575.78

Capital Auto Receivables Asset Trust 2007-2
September-2007
Distribution Date:                    10/15/2007

		Per $1000 of
		Original Principal
Class A-PT Notes Distributable Amount
Monthly Interest	$6,841,561.90	4.561041
Monthly Principal	38,767,315.37	25.844877

Distributable Amount	$45,608,877.27

Class A-1a Notes Distributable Amount
Monthly Interest	$949,416.09	3.797664
Monthly Principal	29,841,158.32	119.364633

Distributable Amount	$30,790,574.41

Class A-1b Notes Distributable Amount
Monthly Interest	$158,616.30	3.965408
Monthly Principal	4,774,583.95	119.364599

Distributable Amount	$4,933,200.25

Class A-2a Notes Distributable Amount
Monthly Interest	$442,500.00	4.425000
Monthly Principal	—	—

Distributable Amount	$442,500.00

Class A-2b Notes Distributable Amount
Monthly Interest	$1,582,038.89	4.653056
Monthly Principal	—	—

Distributable Amount	$1,582,038.89

Class A-3 Notes Distributable Amount
Monthly Interest	$1,788,850.00	4.707500
Monthly Principal	—	—

Distributable Amount	$1,788,850.00

Class A-4a Notes Distributable Amount
Monthly Interest	$760,726.63	4.491667
Monthly Principal	—	—

Distributable Amount	$760,726.63

Class A-4b Notes Distributable Amount
Monthly Interest	$287,116.67	4.785278
Monthly Principal	—	—

Distributable Amount	$287,116.67

Class B Notes Distributable Amount
Monthly Interest	$468,720.00	4.800000
Monthly Principal	—	—

Distributable Amount	$468,720.00

Class C Notes Distributable Amount
Monthly Interest	$244,499.33	5.425000
Monthly Principal	—	—

Distributable Amount	$244,499.33

Class D Notes Distributable Amount
Monthly Interest	$103,909.08	6.916666
Monthly Principal	—	—

Distributable Amount	$103,909.08

Total Servicing Fee	$2,713,904.01	0.810099

LIBOR Rate effective for current Distribution Period	5.75%

Capital Auto Receivables Asset Trust 2007-2
September-2007
Distribution Date:                    10/15/2007

Part III. Advances

Advance Account
Beginning Outstanding Unreimbursed Simple Interest Advances	$ —
Simple Interest Advances	—
Reimbursement of Previous Simple Interest Advances	—

Ending Outstanding Unreimbursed Simple Interest Advances	$ —
If the full payment due is not received by the end of month in which it was due the servicer will advance the interest shortfall for receivables that are not in default. The servicer will be reimbursed for any interest advances from subsequent payments or collections relating to that receivable. At the time the servicer determines that advances will not be recoverable from payments on that receivable the servicer is entitled to recoup its advance from collections of other receivables.
Part IV. Balances & Principal Factors

	Beginning of Period	End of Period
Total Pool Balance	$3,256,684,807.44	$3,170,164,951.76
Total Pool Factor	0.9721189	0.9462927
Class A-PT Notes Balance	$1,458,150,662.76	$1,419,383,347.38
Class A-PT Notes Principal Factor	0.9721004	0.9462556
Class A-1a Notes Balance	$217,786,453.96	$187,945,295.64
Class A-1a Notes Principal Factor	0.8711458	0.7517812
Class A-1b Notes Balance	$34,845,834.13	$30,071,250.18
Class A-1b Notes Principal Factor	0.8711459	0.7517813
Class A-2a Notes Balance	$100,000,000.00	$100,000,000.00
Class A-2a Notes Principal Factor	1.0000000	1.0000000
Class A-2b Notes Balance	$340,000,000.00	$340,000,000.00
Class A-2b Notes Principal Factor	1.0000000	1.0000000
Class A-3 Notes Balance	$380,000,000.00	$380,000,000.00
Class A-3 Notes Principal Factor	1.0000000	1.0000000
Class A-4a Notes Balance	$169,364,000.00	$169,364,000.00
Class A-4a Notes Principal Factor	1.0000000	1.0000000
Class A-4b Notes Balance	$60,000,000.00	$60,000,000.00
Class A-4b Notes Principal Factor	1.0000000	1.0000000
Class B Notes Balance	$97,650,000.00	$97,650,000.00
Class B Notes Principal Factor	1.0000000	1.0000000
Class C Notes Balance	$45,069,000.00	$45,069,000.00
Class C Notes Principal Factor	1.0000000	1.0000000
Class D Notes Balance	$15,023,000.00	$15,023,000.00
Class D Notes Principal Factor	1.0000000	1.0000000

Pool Statistics	Inception	Beg of Period	End of Period
Number of Accounts	159,004	157,437	155,952
Weighted Average Coupon	4.36	4.35	4.35
Weighted Average Remaining Term	52.13	51.19	50.38
Weighted Average Age	9.02	9.96	10.78

Capital Auto Receivables Asset Trust 2007-2
September-2007
Distribution Date:                    10/15/2007
Part V. Reserve Account

Per $1000 of
Original Principal
Beginning Reserve Account Balance	$15,023,092.21
Draw for Servicing Fee	—	—
Draw for Class A-PT Notes Distributable Amount	—	—
Draw for Class A-1a Notes Distributable Amount	—	—
Draw for Class A-1b Notes Distributable Amount	—	—
Draw for Class A-2a Notes Distributable Amount	—	—
Draw for Class A-2b Notes Distributable Amount	—	—
Draw for Class A-3 Notes Distributable Amount	—	—
Draw for Class A-4a Notes Distributable Amount	—	—
Draw for Class A-4b Notes Distributable Amount	—	—
Draw for Class B Notes Distributable Amount	—	—
Draw for Class C Notes Distributable Amount	—	—
Draw for Class D Notes Distributable Amount	—	—
Additions to Reserve Account (for Accumulation Account)	—	—
Additions to Reserve Account	—	—
Releases from Reserve Account	—	—

Ending Reserve Account Balance	$15,023,092.21

Preceding Collection Period
Specified Reserve Account Balance	$15,023,092.21
Reserve Account Balance	$15,023,092.21
Current Collection Period
Specified Reserve Account Balance	$15,023,092.21
Reserve Account Balance	$15,023,092.21

Part VI. Carryover Shortfall

Per $1000 of
Original Principal
Noteholders’ Interest Carryover Shortfall	$—	—
Noteholders’ Principal Carryover Shortfall	$—	—
Certificateholders’ Interest Carryover Shortfall	$—	—
Certificateholders’ Principal Carryover Shortfall	$—	—

Part VII. Charge Off and Delinquency Rates

Charge Off Rate	Average Receivables	Credit Repurchases	Loss Rate
September	3,213,424,879.60	188,320.58	0.0703
August	3,303,386,956.73	2,252.32	0.0008
July	—	—	0.0000
Three Month Average Loss Rate			0.0237

	Original	Cumulative	Cumulative
	Receivable Balance	Net Charge-Offs	Loss Rate
Total Cumulative Charge offs	$3,350,089,106.02	190,572.90	0.0001

Delinquency Rate*	Total Accounts	Accounts over 60	% Delinquent
September	155,952	709	0.4546
August	157,437	18	0.0114
July	—	—	0.0000
Three Month Average Delinquency Rate			0.1554

Delinquency Stratification	Total Accounts	Total $
31 - 60 days	5,353	104,244,014.40
61 - 90 days	708	14,629,239.71
> 90 days	1	39,366.75
The information contained in this report is defined or determined in a manner consistent with the prospectus for Capital Auto Receivables Asset Trust 2007-2 related to delinquencies, charge-offs and uncollectible accounts.

Capital Auto Receivables Asset Trust 2007-2
September-2007
Distribution Date:                    10/15/2007
Part VIII. Prepayment Rate

Month	Prepayment Rate
%
1	0.88
2	0.69
Part IX. Early Amortization Events / Portfolio Performance Conditions/ Trigger Events
        Early Amortization Events

1) Was the Reserve Account Balance less than the Specified Reserve Account Balance for Two Consecutive Months?	No

2) Has an Event of Default occurred?	No

3) Has a Servicer Default occurred?	No
This Servicer Certificate relates only to CARAT 2007-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2007-2 will perform in the future.